Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2025	Mar. 31, 2025
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 11,387,828	¥ 8,900,698
Less than 12 months Gross unrealized losses, available-for-sale securities		50,056	24,609
12 months or more Fair value, available-for-sale securities		2,049,945	2,110,679
12 months or more Gross unrealized losses, available-for-sale securities		64,657	57,602
Total Fair value, available-for-sale securities		13,437,773	11,011,377
Total Gross unrealized losses, available-for-sale securities		114,713	82,211
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,637,369	7,660,587
Less than 12 months Gross unrealized losses, available-for-sale securities		42,402	16,325
12 months or more Fair value, available-for-sale securities		144,982	1,725
12 months or more Gross unrealized losses, available-for-sale securities		2,397	5
Total Fair value, available-for-sale securities		9,782,351	7,662,312
Total Gross unrealized losses, available-for-sale securities		44,799	16,329
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		21,651	54,117
Less than 12 months Gross unrealized losses, available-for-sale securities		713	1,975
12 months or more Fair value, available-for-sale securities		499,115	493,411
12 months or more Gross unrealized losses, available-for-sale securities		22,640	21,402
Total Fair value, available-for-sale securities		520,766	547,528
Total Gross unrealized losses, available-for-sale securities		23,353	23,376
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		22,313	22,241
Less than 12 months Gross unrealized losses, available-for-sale securities		1	123
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		22,313	22,241
Total Gross unrealized losses, available-for-sale securities		1	123
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,305,586	757,135
Less than 12 months Gross unrealized losses, available-for-sale securities		1,333	446
12 months or more Fair value, available-for-sale securities		109,288	138,034
12 months or more Gross unrealized losses, available-for-sale securities		235	1,258
Total Fair value, available-for-sale securities		1,414,874	895,169
Total Gross unrealized losses, available-for-sale securities		1,568	1,704
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	50,783	63,435
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	3,309	2,971
12 months or more Fair value, available-for-sale securities	[1]	260,258	245,191
12 months or more Gross unrealized losses, available-for-sale securities	[1]	28,667	22,064
Total Fair value, available-for-sale securities	[1]	311,042	308,626
Total Gross unrealized losses, available-for-sale securities	[1]	31,976	25,034
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,187	1,952
Less than 12 months Gross unrealized losses, available-for-sale securities		14	9
12 months or more Fair value, available-for-sale securities		3,458	17,188
12 months or more Gross unrealized losses, available-for-sale securities		109	888
Total Fair value, available-for-sale securities		4,646	19,140
Total Gross unrealized losses, available-for-sale securities		123	897
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		30,650	71,383
Less than 12 months Gross unrealized losses, available-for-sale securities		420	534
12 months or more Fair value, available-for-sale securities		114,631	113,411
12 months or more Gross unrealized losses, available-for-sale securities		988	890
Total Fair value, available-for-sale securities		145,281	184,795
Total Gross unrealized losses, available-for-sale securities		1,408	1,424
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		131,277	127,307
Less than 12 months Gross unrealized losses, available-for-sale securities		1,639	1,972
12 months or more Fair value, available-for-sale securities		874,346	1,058,758
12 months or more Gross unrealized losses, available-for-sale securities		8,968	9,980
Total Fair value, available-for-sale securities		1,005,623	1,186,066
Total Gross unrealized losses, available-for-sale securities		10,607	11,952
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		187,010	142,540
Less than 12 months Gross unrealized losses, available-for-sale securities		226	256
12 months or more Fair value, available-for-sale securities		43,866	42,959
12 months or more Gross unrealized losses, available-for-sale securities		654	1,115
Total Fair value, available-for-sale securities		230,877	185,499
Total Gross unrealized losses, available-for-sale securities		¥ 879	¥ 1,371

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥308,626 million at March 31, 2025, and ¥311,042 million at September 30, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.